Commitments and Contingencies - Guarantees and Indemnities (Details)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Guarantee of short-term bank loans | Third parties guaranteed
Commitments and contingencies
Guaranteed amount	$ 42,958,051	¥ 298,000,000	¥ 425,000,000